Other income	12 Months Ended
Dec. 31, 2017
Other income [Abstract]
Other income
21.	Other income

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Government grants	79,541	128,550	88,873
Others	2,759	954	24,314

Total	82,300	129,504	113,187